[GRAPHIC OMITTED]
ACCORN ART, COLUMN ART, GRADUATION CAP ART, HANDS ART

     GALAXY FUNDS

     GALAXY INSTITUTIONAL MONEY MARKET FUNDS

ANNUAL REPORT
October 31, 2002


Galaxy Institutional Government
Money Market Fund

Galaxy Institutional
Money Market Fund

Galaxy Institutional Treasury
Money Market Fund



[GRAPHIC OMITTED]
GALAXY FUNDS LOGO ART

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                          THE GALAXY MONEY MARKET FUNDS

                                 PRIVACY NOTICE

      The Galaxy Money Market Funds, each a series of The Galaxy Fund, recognizes and respects the privacy concerns of our customers(1). We provide this notice to you so that you will be aware of the kinds of information we collect and the circumstances under which that information may be disclosed to third parties.

      We collect nonpublic personal information about you from the following sources:

      o Information received from you on account applications or other forms;

      o Information about your transactions with us, our affiliates, or others;

      o Information received from you in written, telephonic or electronic communications with us, our affiliates or others;

      o Information received from a consumer reporting agency; and

      o Information received from public sources, such as telephone numbers.

      We may disclose all of the information described above that we collect.

      We may disclose nonpublic personal information about you to the following types of third parties affiliated with the Galaxy Money Market Funds:

      o Financial service providers, such as retail banking, mortgage banking, credit card, brokerage and insurance companies.

      You may prohibit the sharing of nonpublic personal information about you with such affiliated third parties. Simply mail a written request with your name, address and account number(s) to the following address, The Galaxy Fund, P.O. Box 6520, Providence, RI 02940-6520, or call the following toll-free number, 1-866-840-5469. If you make such a request, it will apply to all of your accounts. If you have a joint account, a request by one party will apply to the entire account.

      Your request will not impact existing relationships you may have with Fleet National Bank and its affiliates, such as a Galaxy IRA, Galaxy Access account or Fleet One account.

      We may also disclose nonpublic personal information about you to nonaffiliated third parties if you request or authorize such disclosure, if such disclosure is permitted by law (such as sharing information with companies who maintain or service customer accounts), or if such disclosure is made pursuant to a joint agreement with another company or another financial institution that provides marketing services on our behalf.

      If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

      We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

      In the event that you hold shares of the Galaxy Money Market Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

--------------------
(1) For purposes of this notice, the terms "customer" or "customers" include individuals who provide nonpublic personal information to the Galaxy Money Market Funds, but do not invest in shares of the Funds.
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

   PAR VALUE                                                          VALUE
   ----------                                                       ---------



U.S. AGENCY OBLIGATIONS - 57.95%

                FEDERAL HOME LOAN MORTGAGE CORPORATION  - 17.90%

$31,221,000     1.68%, 11/06/02 (A)........................ $      31,213,715
  5,000,000     1.91%, 11/07/02 (A)........................         4,998,408
 10,000,000     1.91%, 05/22/03 (A)........................         9,892,828
  2,716,000     1.69%, 06/03/03 (A)........................         2,688,715
  2,352,000     1.69%, 06/19/03 (A)........................         2,326,605
 15,000,000     1.90%, 08/14/03, MTN.......................        15,000,000
                                                            -----------------
                                                                   66,120,271
                                                            -----------------

                FEDERAL HOME LOAN BANK  - 16.37%

 10,000,000     1.90%, 11/01/02 (A)........................        10,000,000
  5,000,000     1.83%, 12/06/02 (A)........................         4,991,104
 10,000,000     1.76%, 01/10/03 (A)........................         9,965,875
 13,000,000     1.69%, 03/21/03 (B)........................        12,998,967
 12,000,000     1.69%, 03/24/03 (B)........................        11,997,947
  6,000,000     2.00%, 10/08/03 ...........................         6,000,000
  2,000,000     1.80%, 11/05/03 ...........................         2,000,000
  2,500,000     1.86%, 11/10/03 ...........................         2,500,000
                                                            -----------------
                                                                   60,453,893
                                                            -----------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 16.11%

 10,000,000     1.70%, 11/29/02 (B)........................         9,999,789
  5,000,000     1.94%, 11/29/02 (A)........................         4,992,456
 25,000,000     1.68%, 12/05/02, MTN (B)...................        24,999,256
 15,825,000     5.75%, 04/15/03 ...........................        16,096,818
  3,462,000     1.92%, 05/02/03 (A)........................         3,428,396
                                                            -----------------
                                                                   59,516,715
                                                            -----------------

                FEDERAL FARM CREDIT BANK  - 7.57%

 10,000,000     1.59%, 02/03/03 (A)........................         9,958,483
 18,000,000     1.67%, 10/03/03 (B)........................        17,994,201
                                                            -----------------
                                                                   27,952,684
                                                            -----------------
                TOTAL U.S. AGENCY OBLIGATIONS..............       214,043,563
                                                           -----------------
                (Cost $214,043,563)


   PAR VALUE                                                          VALUE
   ----------                                                       ---------


REPURCHASE AGREEMENTS - 41.93%

 $75,000,000    Repurchase Agreement with:
                Greenwich Capital Markets
                1.93%, Due 11/01/2002, dated 10/31/2002
                Repurchase Price $75,004,021
                (Collateralized by U.S. Agency
                Obligations, 1.73% - 6.25%
                Due 11/29/2002 - 08/01/2012;
                Total Par $75,739,217
                Market Value $76,500,495).................. $      75,000,000
 79,887,000     Repurchase Agreement with:
                JPMorgan Chase & Co.
                1.93%, Due 11/01/2002 dated 10/31/2002
                Repurchase Price $79,891,283
                (Collateralized by U.S. Agency
                Obligations, 2.25% - 7.25%
                Due 11/01/2002 - 02/12/2016;
                Total Par $80,211,051
                Market Value $81,485,511)..................        79,887,000
                                                            -----------------
                TOTAL REPURCHASE AGREEMENTS................       154,887,000
                                                            -----------------
                (Cost $154,887,000)
  SHARES
  ------

INVESTMENT COMPANIES - 0.23%

    655,214     Dreyfus Cash Management Fund...............           655,214
    183,100     Federated U.S. Treasury Cash Reserve                  183,100
                                                            -----------------
                TOTAL INVESTMENT COMPANIES.................           838,314
                                                            -----------------
                (Cost $838,314)
TOTAL INVESTMENTS - 100.11%................................       369,768,877
                                                            -----------------
(Cost $369,768,877)*
NET OTHER ASSETS AND LIABILITIES - (0.11)%.................          (388,202)
                                                            -----------------
NET ASSETS - 100.00%.......................................       369,380,675
                                                            =================

-------------------------------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect on October 31, 2002.

MTN    Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

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INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

   PAR VALUE                                                          VALUE
   ----------                                                       ---------

COMMERCIAL PAPER - 31.91%

                FINANCE  - 30.97%

$20,000,000     Amstel Funding Corp.
                1.80%, 11/19/02 (A) (E)....................     $  19,982,000
 43,200,000     Aventis
                1.75%, 11/01/02 (A) (E)....................        43,200,000
 40,000,000     Dexia Delaware
                1.67%, 11/08/02 (A)........................        39,987,011
  3,700,000     Fountain Square Commercial Funding
                1.77%, 11/01/02 (A) (E)....................         3,700,000
 20,000,000     Fountain Square Commercial Funding
                1.78%, 11/20/02 (A) (E)....................        19,981,211
 10,000,000     Govco, Inc.
                1.78%, 01/17/03 (A) (E)....................         9,961,928
 10,000,000     Govco, Inc.
                1.79%, 01/21/03 (A) (E)....................         9,959,725
 20,000,000     Morgan Stanley, Dean Witter & Co.
                1.77%, 12/09/02 (A)........................        19,962,633
 15,000,000     Nestle Capital Corp.
                1.88%, 02/05/03 (A) (E)....................        14,925,000
 40,000,000     New Center Asset Trust
                1.77%, 12/16/02 (A)........................        39,911,500
  8,821,000     Old Line Funding Corp.
                1.76%, 11/07/02 (A) (E)....................         8,818,412
 25,000,000     Old Line Funding Corp.
                1.75%, 11/26/02 (A) (E)....................        24,969,618
 10,000,000     Preferred Receivable Funding
                1.77%, 11/08/02 (A) (E)....................         9,996,558
 14,370,000     Preferred Receivable Funding
                1.78%, 11/20/02 (A) (E)....................        14,356,500
 30,000,000     SBC International, Inc.
                1.75%, 11/05/02 (A) (E)....................        29,994,167
 15,000,000     Shell Finance UK Plc
                1.79%, 01/17/03 (A)........................        14,942,571
 28,015,000     Variable Funding Capital Corp.
                1.78%, 11/08/02 (A) (E)....................        28,005,304
 25,000,000     Windmill Funding Corp.
                1.76%, 11/07/02 (A) (E)....................        24,992,667
 20,000,000     Windmill Funding Corp.
                1.78%, 11/18/02 (A) (E)....................        19,983,189
                                                            -----------------
                                                                  397,629,994
                                                            -----------------

                HIGHER EDUCATION  - 0.94%

 12,050,000     Columbia University
                1.68%, 11/13/02 (A)........................        12,043,252
                                                            -----------------
                TOTAL COMMERCIAL PAPER.....................       409,673,246
                                                            -----------------
                (Cost $409,673,246)

MUNICIPAL SECURITIES - 23.36%

                ARKANSAS  - 0.55%

  7,000,000     Union County, IDR, Del-Tin Fiber Project
                1.95%, 10/01/27 (C)
                LOC: Bank One, N.A.........................         7,000,000
                                                            -----------------

   PAR VALUE                                                          VALUE
   ----------                                                       ---------


                CALIFORNIA  - 6.14%

 $10,000,000    Access to Loans for Learning
                Student Loan Corp.
                Student Loan, Series II-A6
                1.81%, 07/01/36 (C)
                LOC: State Street Bank & Trust Co. ........ $      10,000,000
 10,500,000     Los Angeles, Community
                Redevelopment Agency, Series A
                2.00%, 12/01/18 (C)
                LOC: FSA
                SPA: Credit Suisse First Boston ...........        10,500,000
 18,600,000     Orange County Board of Education
                Esplanade Project, COP
                1.90%, 06/01/32 (C)
                Insured: FSA
                LOC: Dexia Credit Local de France                  18,600,000
 12,400,000     Sacramento County
                1.81%, 07/01/20 (C)
                LOC: Bayerische Landesbank GZ..............        12,400,000
 13,250,000     San Jose Financing Authority
                Lease Revenue, Hayes Mansion
                Series C
                1.90%, 07/01/24 (C)
                Insured: AMBAC
                SPA: Bank of Nova Scotia...................        13,250,000
  8,000,000     San Jose Redevelopment Agency
                Merged Area, Series G
                1.85%, 08/01/29 (C)
                LOC: Bank of New York......................         8,000,000
  6,100,000     San Jose Redevelopment Agency
                Merged Area, Series H
                1.85%, 08/01/29 (C)
                LOC: Bank of New York......................         6,100,000
                                                            -----------------
                                                                   78,850,000
                                                            -----------------

                FLORIDA  - 1.24%

  2,000,000     Collier County, IDA, Health Care Facilities
                Community Health, Series B
                1.95%, 11/01/19 (C)
                LOC: First Union National Bank.............         2,000,000
 10,440,000     Dade County, Expressway Authority
                1.90%, 07/01/19 (C)
                Insured: FGIC
                SPA: FGIC SPI..............................        10,440,000
  3,500,000     Florida Housing Finance Corp.
                Affordable Housing, Series A
                1.85%, 01/01/47 (C)
                Insured: AMBAC
                SPA: Dexia Credit Local de France .........         3,500,000
                                                            -----------------
                                                                   15,940,000
                                                            -----------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

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INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

   PAR VALUE                                                          VALUE
   ----------                                                       ---------


                GEORGIA  - 1.30%

 $7,485,000     Dekalb County Development
                Authority Revenue
                Emory University Project
                1.83%, 11/06/02 ........................... $       7,485,000
  9,265,000     Private Colleges & Universities
                Authority Emory University Project, Series B
                1.90%, 11/01/29 (C)........................         9,265,000
                                                            -----------------
                                                                   16,750,000
                                                            -----------------

                ILLINOIS  - 0.87%

  1,700,000     Illinois Housing Development
                Authority Multifamily Housing
                Project, Series A
                1.83%, 09/01/26 (C)
                Insured: AMBAC
                SPA: Bank One, N.A.........................         1,700,000
  1,000,000     Illinois Student Assistance
                Community Student Loan, Series B
                1.83%, 03/01/16 (C)
                LOC: Bank of America, Illinois.............         1,000,000
  5,000,000     Illinois Student Assistance
                Community Student Loan, Series B
                1.83%, 09/01/31 (C)
                LOC: Bank One, N.A.........................         5,000,000
  1,300,000     Illinois Student Assistance
                Community Student Loan, Series B
                1.83%, 09/01/32 (C)
                Insured: MBIA
                SPA: Bank of America N.A...................         1,300,000
  2,200,000     Illinois Student Assistance
                Community Student Loan, Series B-I
                1.83%, 09/01/34 (C)
                Insured: MBIA
                SPA: Bank One, N.A.........................         2,200,000
                                                            -----------------
                                                                   11,200,000
                                                            -----------------

                INDIANA  - 0.08%

  1,000,000     Indiana Health Facility Financing Authority
                Golden Years Project, Series B
                1.90%, 06/01/12 (C)
                LOC: Wells Fargo Bank N.A..................         1,000,000
                                                            -----------------

                MAINE  - 2.41%

 31,000,000     Portland Taxable, Pension Bonds, GO
                1.90%, 06/01/26 (C)
                SPA: Landesbank Hessen-Thuringen GZ........        31,000,000
                                                            -----------------

                MARYLAND  - 0.90%

  1,000,000     Baltimore Community Development
                Financing Corp.
                1.86%, 08/15/30 (C)
                Insured: MBIA
                SPA: First Union National Bank.............         1,000,000


   PAR VALUE                                                          VALUE
   ----------                                                       ---------


                MARYLAND  (CONTINUED)

 $3,855,000     Baltimore County, Oak Crest Village Project
                Series B
                1.84%, 01/01/29 (C)
                LOC: First Union National Bank............. $       3,855,000
  2,945,000     Maryland State HEFA
                Charlestown Project, Series B
                1.85%, 01/01/28 (C)
                LOC: First Union National Bank.............         2,945,000
  3,700,000     Maryland State HEFA
                Glen Meadows Retirement, Series B
                1.85%, 07/01/29 (C)
                LOC: First Union National Bank.............         3,700,000
                                                            -----------------
                                                                   11,500,000
                                                            -----------------

                MICHIGAN  - 0.64%

  1,700,000     Detroit, Series B, GO
                1.85%, 05/01/05 (C)
                LOC: Bank One, N.A.........................         1,700,000
  6,480,000     Michigan State University
                Series B
                1.90%, 08/15/22 (C)
                SPA: Dexia Credit Local de France..........         6,480,000
                                                            -----------------
                                                                    8,180,000
                                                            -----------------

                MINNESOTA  - 0.88%

 11,300,000     Fairview Hospital and Healthcare Services
                Series A, ACES
                1.85%, 11/01/15 (C)
                Insured: MBIA
                SPA: US Bank, N.A..........................        11,300,000
                                                            -----------------

                NEVADA  - 0.16%

  2,000,000     Nevada Housing Division
                Multi-Unit Housing, Series B
                1.88%, 07/01/32 (C)
                LOC: U.S. Bank, N.A........................         2,000,000
                                                            -----------------

                NEW JERSEY  - 1.18%

 15,115,000     Bergen County, BAN
                1.85%, 06/11/03 ...........................        15,113,093
                                                            -----------------

                NEW YORK  - 5.33%

 33,850,000     New York City, Series B, GO
                1.73%, 01/08/03
                Insured: FGIC..............................        33,850,000
 14,600,000     New York City, Series H, GO
                1.82%, 12/04/02
                Insured: FGIC..............................        14,600,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

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INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

   PAR VALUE                                                          VALUE
   ----------                                                       ---------

                NEW YORK  (CONTINUED)

 $8,000,000     New York State HFA
                66 West 38th Street Housing, Series B
                1.85%, 11/01/33 (C)
                LOC: Bayersiche Hypo-Und
                Vereins Bank AG............................ $       8,000,000
  2,300,000     New York State HFA
                East 39th Street Housing, Series B
                1.83%, 11/15/31 (C)
                Insured: FNMA..............................         2,300,000
  1,720,000     New York State HFA, Series B
                1.83%, 05/15/31 (C)
                Insured: FNMA..............................         1,720,000
  8,000,000     New York State HFA, Series B
                1.80%, 11/01/33 (C)
                LOC: Bayersiche Hypo-Und
                Vereins Bank AG............................         7,999,858
                                                            -----------------
                                                                   68,469,858
                                                            -----------------

                PENNSYLVANIA  - 0.41%

  5,290,000     Donegal Crossing LLC
                1.86%, 08/15/27 (C)
                Insured: FHLB..............................         5,290,000
                                                            -----------------

                TEXAS  - 1.01%

 13,000,000     Harris County, Houston Sports Authority
                Special Revenue, Junior Lien
                National Football League, Series E
                1.95%, 11/15/30 (C)
                Insured: MBIA
                SPA: JPMorgan Chase........................        13,000,000
                                                            -----------------

                VIRGINIA  - 0.26%

  3,300,000     Norfolk Parking Facility
                Improvement Systems, Series A
                1.90%, 02/01/09 (C)
                LOC: Bank of America, N.A..................         3,300,000
                                                            -----------------
                TOTAL MUNICIPAL SECURITIES.................       299,892,951
                                                            -----------------
                (Cost $299,892,951)

CORPORATE NOTES AND BONDS - 18.98%

                FINANCE  - 16.21%

 10,000,000     American Express Centurion, BN
                1.81%, 05/23/03 (B)........................        10,000,000
 34,000,000     American Express Centurion, BN
                1.80%, 10/07/03 (B)........................        34,000,000
  6,000,000     Associates Corp. of North America
                Senior Note
                5.75%, 11/01/03 ...........................         6,220,092


   PAR VALUE                                                          VALUE
   ----------                                                       ---------

                FINANCE  (CONTINUED)

 $11,000,000    Bank One Corp., Series B, MTN
                1.98%, 02/18/03 (B)........................ $      11,009,093
 24,000,000     Bank One N.A. Illinois, BN
                1.90%, 09/17/03 (B)........................        24,024,431
  1,000,000     Chase Manhattan Corp.
                7.63%, 01/15/03 ...........................         1,010,323
 20,000,000     General Electric Capital Corp., MTN
                1.85%, 11/17/03 (B)........................        20,000,000
  5,000,000     General Electric Capital Corp.,
                Series A, MTN
                7.00%, 02/03/03 ...........................         5,059,935
 15,000,000     MBIA Global Funding LLC, MTN
                1.82%, 11/17/03 (B) (D)....................        15,000,000
 17,500,000     Morgan Stanley, Senior Note, MTN
                2.01%, 05/05/03 (B)........................        17,519,288
 10,000,000     National City Bank, BN
                1.79%, 04/02/03 (B)........................        10,000,631
 10,000,000     National City Bank, BN
                1.74%, 10/03/03 (B)........................         9,998,159
 25,000,000     Toyota Motor Credit Corp., MTN
                1.77%, 07/25/03 (B)........................        25,000,000
 19,300,000     Wells Fargo Bank, N.A., BN
                1.77%, 01/21/03 (B)........................        19,300,000
                                                            -----------------
                                                                  208,141,952
                                                            -----------------

                TECHNOLOGY  - 2.33%

 30,000,000     IBM Corp., MTN
                1.73%, 09/08/03 (B)........................        29,997,384
                                                            -----------------

                CONSUMER CYCLICAL  - 0.44%

  5,575,000     Wal-Mart Stores
                4.63%, 04/15/03 ...........................         5,631,091
                                                            -----------------
                TOTAL CORPORATE NOTES AND BONDS............       243,770,427
                                                            -----------------
                (Cost $243,770,427)

U.S. AGENCY OBLIGATIONS - 13.02%

                FEDERAL HOME LOAN BANK  - 4.75%

 10,000,000     2.20%, 08/13/03 ...........................        10,000,000
 15,000,000     1.93%, 08/27/03 ...........................        15,000,000
 20,000,000     2.00%, 09/08/03 ...........................        20,000,000
  6,000,000     1.80%, 11/05/03 ...........................         6,000,000
 10,000,000     2.00%, 11/18/03 ...........................        10,000,000
                                                            -----------------
                                                                   61,000,000
                                                            -----------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 4.14%

 17,815,000     1.90%, 11/01/02 (A)........................        17,815,000
 15,000,000     1.94%, 11/29/02 (A)........................        14,977,367
 20,000,000     5.75%, 04/15/03 ...........................        20,353,244
                                                            -----------------
                                                                   53,145,611
                                                            -----------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

   PAR VALUE                                                          VALUE
   ----------                                                       ---------


                FEDERAL HOME LOAN MORTGAGE CORPORATION  - 4.13%

$15,000,000     1.91%, 11/07/02 (A)........................ $      14,995,225
  9,000,000     1.89%, 12/05/02 (A)........................         8,983,935
  4,000,000     1.89%, 12/13/02 (A)........................         3,991,180
 25,000,000     1.90%, 08/14/03, MTN.......................        25,000,000
                                                            -----------------
                                                                   52,970,340
                                                            -----------------
                TOTAL U.S. AGENCY OBLIGATIONS..............       167,115,951
                                                            -----------------
                (Cost $167,115,951)

CERTIFICATES OF DEPOSIT - 4.28%

 10,000,000     BNP Paribas, Yankee
                2.01%, 03/20/03 ...........................        10,000,375
 15,000,000     Credit Suisse First Boston N.Y., Yankee
                2.02%, 03/25/03 ...........................        15,000,000
 20,000,000     Credit Suisse First Boston N.Y., Yankee
                1.81%, 07/25/03 (B)........................        20,000,000
 10,000,000     U.S. Bank, N.A.
                2.00%, 03/24/03 ...........................        10,000,000
                                                            -----------------
                TOTAL CERTIFICATES OF DEPOSIT..............        55,000,375
                                                            -----------------
                (Cost $55,000,375)

REPURCHASE AGREEMENT - 8.26%

106,104,000     Repurchase Agreement with:
                JPMorgan Chase & Co.
                1.93%, Due 11/01/2002, dated 10/31/2002
                Repurchase Price $106,109,688
                (Collateralized by U.S. Agency
                Obligations, 2.25% - 7.25%
                Due 11/01/2002 - 02/12/2016;
                Total Par $106,534,396
                Market Value $108,227,104).................       106,104,000
                                                            -----------------
                TOTAL REPURCHASE AGREEMENT.................       106,104,000
                                                            -----------------
                (Cost $106,104,000)



     SHARES                                                           VALUE
   ----------                                                       ---------


INVESTMENT COMPANIES - 0.18%

      3,805     Dreyfus Cash Management
                Money Market Fund.......................... $           3,805
  2,302,363     Federated Prime Obligations
                Money Market Trust Fund....................         2,302,363
                                                            -----------------
                TOTAL INVESTMENT COMPANIES.................         2,306,168
                                                            -----------------
                (Cost $2,306,168)
TOTAL INVESTMENTS - 99.99%.................................     1,283,863,118
                                                            -----------------
(Cost $1,283,863,118)*
NET OTHER ASSETS AND LIABILITIES - 0.01%...................           168,707
                                                            -----------------
NET ASSETS - 100.00%....................................... $   1,284,031,825
                                                            =================

------------------------------------------------
*        Aggregate cost for federal tax purposes.
(A)      Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect on October 31, 2002.
(C) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect on October 31, 2002.
(D) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified institutional buyers. On October 31, 2002, these securities amounted to $15,000,000 or 1.17% of net assets.
(E) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. On October 31, 2002, these securities amounted to $282,826,279 or 22.03% of net assets.
ACES     Automatically Convertible Securities
AMBAC    American Municipal Bond Assurance Corp.
BAN      Bond Anticipation Note
BN       Bank Note
COP      Certificate of Participation
FGIC     Federal Guaranty Insurance Corp.
FGIC SPI FGIC Securities Purchase, Inc.
FHLB     Federal Home Loan Bank
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance Company
GO       General Obligation
HEFA     Health and Educational Facilities Authority
HFA      Housing Finance Authority
IDA      Industrial Development Authority
IDR      Industrial Development Revenue
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
MTN      Medium Term Note
SPA      Stand-by Purchase Agreement


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
INSTITUTIONAL TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

   PAR VALUE                                                          VALUE
   ----------                                                       ---------


U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.61%

                 U.S. TREASURY NOTES  - 14.33%

$200,000,000     4.75%, 01/31/03 .......................... $     201,368,332
  86,600,000     5.50%, 03/31/03 ..........................        87,953,827
 100,000,000     5.50%, 05/31/03 ..........................       102,188,819
  25,000,000     5.25%, 08/15/03 ..........................        25,685,979
 200,000,000     2.75%, 09/30/03 ..........................       201,702,694
 100,000,000     4.25%, 11/15/03 ..........................       102,533,122
                                                            -----------------
                                                                  721,432,773
                                                            -----------------

                 FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 10.81%

  50,000,000     1.93%, 11/13/02 (A).......................        49,967,833
  45,000,000     1.89%, 11/20/02 (A).......................        44,955,112
 240,000,000     1.70%, 11/29/02 (B).......................       239,997,028
 110,000,000     1.68%, 12/05/02, MTN (B)..................       109,996,728
 100,000,000     1.91%, 05/30/03 (A).......................        98,885,833
                                                            -----------------
                                                                  543,802,534
                                                            -----------------

                 U.S. TREASURY BILLS (A) - 4.95%

 100,000,000     1.86%, 11/14/02 ..........................        99,932,833
 150,000,000     1.52%, 02/06/03 ..........................       149,387,690
                                                            -----------------
                                                                  249,320,523
                                                            -----------------

                 FEDERAL HOME LOAN BANK  - 4.19%

  46,900,000     1.93%, 11/08/02 (A).......................        46,882,399
  56,000,000     1.69%, 03/24/03 (B).......................        55,990,418
  30,000,000     2.15%, 08/13/03 ..........................        30,000,000
  25,000,000     2.17%, 08/13/03 ..........................        24,994,144
  23,000,000     1.80%, 11/05/03 ..........................        23,000,000
  30,000,000     1.86%, 11/10/03 ..........................        30,000,000
                                                            -----------------
                                                                  210,866,961
                                                            -----------------

                 FEDERAL HOME LOAN MORTGAGE CORPORATION  - 0.99%

  50,000,000     1.95%, 09/12/03 ..........................        50,000,000
                                                            -----------------

                 FEDERAL FARM CREDIT BANK  - 0.34%

  17,060,000     2.13%, 08/13/03 ..........................        17,050,143
                                                            -----------------
                 TOTAL U.S. GOVERNMENT AND

                 AGENCY OBLIGATIONS........................     1,792,472,934
                                                            -----------------
                 (Cost $1,792,472,934)



   PAR VALUE                                                          VALUE
   ----------                                                       ---------


REPURCHASE AGREEMENTS - 64.35%

$900,000,000     Repurchase Agreement with:
                 Credit Suisse First Boston Corp.
                 1.89%, Due 11/01/2002, dated 10/31/2002
                 Repurchase Price $900,047,250
                 (Collateralized by U.S. Treasury
                 Notes, 1.88% - 3.63%
                 Due 03/31/2004 - 09/30/2004;
                 Total Par $900,366,000
                 Market Value $918,000,869)................ $     900,000,000
 200,000,000     Repurchase Agreement with:
                 Goldman Sachs & Co.
                 1.85%, Due 11/01/2002, dated 10/31/2002
                 Repurchase Price $200,010,278
                 (Collateralized by U.S. Treasury Bill,
                 Bond & Note, 6.25% - 8.88%
                 Due 01/09/2003 - 02/15/2019;
                 Total Par $187,819,000
                 Market Value $204,000,509)................       200,000,000
 500,000,000     Repurchase Agreement with:
                 Greenwich Capital Markets
                 1.89%, Due 11/01/2002, dated 10/31/2002
                 Repurchase Price $500,026,250
                 (Collateralized by U.S. Treasury
                 Notes, 2.75% - 7.50%
                 Due 11/30/2002 - 08/15/2010;
                 Total Par $466,880,860
                 Market Value $510,005,003)................       500,000,000
 800,000,000     Repurchase Agreement with:
                 JPMorgan Chase & Co.
                 1.89%, Due 11/01/2002, dated 10/31/2002
                 Repurchase Price $800,042,000
                 (Collateralized by U.S. Agency
                 Obligations, 1.73% - 7.88%
                 Due 11/01/2002 - 11/10/2020;
                 Total Par $783,218,000
                 Market Value $816,004,778)................       800,000,000
  49,044,000     Repurchase Agreement with:
                 JPMorgan Chase & Co.
                 1.93%, Due 11/01/2002, dated 10/31/2002
                 Repurchase Price $49,046,629
                 (Collateralized by U.S. Agency
                 Obligations, 2.25% - 7.25%
                 Due 11/01/2002 - 02/12/2016;
                 Total Par $49,242,940
                 Market Value $50,025,353).................        49,044,000
 200,000,000     Repurchase Agreement with:
                 Merrill Lynch
                 1.85%, Due 11/01/2002, dated 10/31/2002
                 Repurchase Price $200,010,278
                 (Collateralized by U.S. Treasury Bonds &
                 Inflationary Indices, 3.38% - 12.50%
                 Due 01/15/2008 - 04/15/2032;
                 Total Par $156,973,000
                 Market Value $204,003,534)................       200,000,000




                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
INSTITUTIONAL TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

   PAR VALUE                                                          VALUE
   ----------                                                       ---------


REPURCHASE AGREEMENTS (CONTINUED)

$200,000,000     Repurchase Agreement with:
                 Morgan Stanley & Co.
                 1.83%, Due 11/01/2002, dated 10/31/2002
                 Repurchase Price $200,010,167
                 (Collateralized by U.S. Treasury
                 Inflationary Index, 3.88%
                 Due 04/15/2029;
                 Total Par $160,136,000
                 Market Value $204,000,142)................  $    200,000,000
 190,000,000     Repurchase Agreement with:
                 Salomon Smith Barney, Inc.
                 1.83%, Due 11/01/2002, dated 10/31/2002
                 Repurchase Price $190,009,658
                 (Collateralized by U.S. Treasury Bill,
                 Bonds, 6.25% - 7.88%
                 Due 05/01/2003 - 05/15/2003;
                 Total Par $189,928,267
                 Market Value $193,843,659)................       190,000,000
 200,000,000     Repurchase Agreement with:
                 State Street Bank
                 1.85%, Due 11/01/2002, dated 10/31/2002
                 Repurchase Price $200,010,278
                 (Collateralized by U.S. Treasury
                 Bonds, 5.25% - 13.25%
                 Due 05/15/2014 - 11/15/2028;
                 Total Par $154,920,000
                 Market Value $204,018,839)................       200,000,000
                                                            -----------------
                TOTAL REPURCHASE AGREEMENTS................     3,239,044,000
                                                            -----------------
                (Cost $3,239,044,000)
TOTAL INVESTMENTS - 99.96%.................................     5,031,516,934
                                                            -----------------
(Cost $5,031,516,934)
NET OTHER ASSETS AND LIABILITIES - 0.04%...................         1,833,113
                                                            -----------------
NET ASSETS - 100.00%....................................... $   5,033,350,047
                                                            =================

------------------------------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect on October 31, 2002.
MTN    Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2002


                                                                INSTITUTIONAL GOVERNMENT    INSTITUTIONAL   INSTITUTIONAL TREASURY
                                                                    MONEY MARKET FUND     MONEY MARKET FUND    MONEY MARKET FUND
                                                                  ---------------------   -----------------   -------------------
ASSETS:
   Investments
     Investments at amortized cost (Note 2)........................  $  214,881,877        $1,177,759,118       $1,792,472,934
     Repurchase agreements.........................................     154,887,000           106,104,000        3,239,044,000
                                                                     --------------        --------------       --------------
       Total Investments at value..................................     369,768,877         1,283,863,118        5,031,516,934
   Cash............................................................             450                   563                  209
   Interest and dividends receivable...............................         220,585             1,776,350            8,800,451
                                                                     --------------        --------------       --------------
     Total Assets..................................................     369,989,912         1,285,640,031        5,040,317,594
                                                                     --------------        --------------       --------------

LIABILITIES:
   Distributions payable...........................................         492,823             1,353,925            5,599,701
   Payable to Fleet and affiliates.................................          92,172               200,743            1,188,007
   Trustees' fees and expenses payable (Note 3)....................          10,278                10,008               55,971
   Accrued expenses and other payables.............................          13,964                43,530              123,868
                                                                     --------------        --------------       --------------
     Total Liabilities.............................................         609,237             1,608,206            6,967,547
                                                                     --------------        --------------       --------------
NET ASSETS.........................................................  $  369,380,675        $1,284,031,825       $5,033,350,047
                                                                     ==============        ==============       ==============
NET ASSETS CONSIST OF:
   Par value (Note 5)..............................................  $      369,381        $    1,284,034       $    5,033,354
   Paid-in capital in excess of par value..........................     369,011,296         1,282,742,441        5,028,248,502
   Undistributed net investment income.............................           5,152                   660               67,722
   Accumulated net realized gain (loss) on investments sold........          (5,154)                4,690                  469
                                                                     --------------        --------------       --------------
TOTAL NET ASSETS...................................................  $  369,380,675        $1,284,031,825       $5,033,350,047
                                                                     ==============        ==============       ==============
Class I Shares:
   Net assets......................................................  $  369,380,675        $1,239,802,686       $4,963,246,085
   Shares of beneficial interest outstanding.......................     369,380,751         1,239,805,363        4,963,226,145
                                                                     --------------        --------------       --------------
   NET ASSET VALUE, offering and redemption price per share........  $         1.00        $         1.00       $         1.00
                                                                     ==============        ==============       ==============
Class II Shares:
   Net assets......................................................             N/A        $   39,480,705       $       53,049
   Shares of beneficial interest outstanding.......................             N/A            39,480,184               53,050
                                                                     --------------        --------------       --------------
   NET ASSET VALUE, offering and redemption price per share........             N/A        $         1.00       $         1.00
                                                                     ==============        ==============       ==============
Class III Shares:
   Net assets......................................................             N/A        $    4,748,434       $   70,050,913
   Shares of beneficial interest outstanding.......................             N/A             4,748,406           70,074,688
                                                                     --------------        --------------       --------------
   NET ASSET VALUE, offering and redemption price per share........             N/A        $         1.00       $         1.00
                                                                     ==============        ==============       ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2002


                                                                INSTITUTIONAL GOVERNMENT    INSTITUTIONAL   INSTITUTIONAL TREASURY
                                                                    MONEY MARKET FUND     MONEY MARKET FUND    MONEY MARKET FUND
                                                                  ---------------------   -----------------   -------------------
 INVESTMENT INCOME:
   Interest (Note 2)...............................................  $    7,601,168        $   19,236,252       $  105,262,611
   Dividends (Note 2)..............................................         179,296               330,315                   --
                                                                     --------------        --------------       --------------
     Total investment income.......................................       7,780,464            19,566,567          105,262,611
                                                                     --------------        --------------       --------------

 EXPENSES:
   Investment advisory fee (Note 3)................................         787,756             1,971,168           10,725,668
   Administration fee (Note 3).....................................         259,280               647,995            3,527,190
   Custodian fee...................................................           8,960                20,264               27,332
   Fund accounting fee (Note 3)....................................          52,762               122,710              140,315
   Professional fees (Note 3)......................................          25,291                51,973              195,426
   Shareholder servicing fees (Note 3).............................              --                47,944              137,453
   Transfer agent fee (Note 3).....................................           5,169                 4,055              103,427
   Trustees' fees and expenses (Note 3)............................           3,668                12,268               67,205
   Reports to shareholders.........................................           1,156                18,934              142,580
   Registration and filing fees (Note 3)...........................           1,405                33,783               33,776
   Miscellaneous...................................................          37,481                58,702              161,627
                                                                     --------------        --------------       --------------
     Total expenses before reimbursement/waiver (Note 4)...........       1,182,928             2,989,796           15,261,999
                                                                     --------------        --------------       --------------
     Less: reimbursement/waiver (Note 4)...........................          (7,800)             (389,144)             (23,563)
                                                                     --------------        --------------       --------------
     Total expenses net of reimbursement/waiver....................       1,175,128             2,600,652           15,238,436
                                                                     --------------        --------------       --------------
NET INVESTMENT INCOME..............................................       6,605,336            16,965,915           90,024,175
                                                                     --------------        --------------       --------------
NET REALIZED GAIN ON INVESTMENTS SOLD (NOTE 2).....................              --                 6,062                  469
                                                                     --------------        --------------       --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $    6,605,336        $   16,971,977       $   90,024,644
                                                                     ==============        ==============       ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           INSTITUTIONAL GOVERNMENT
                                                                               MONEY MARKET FUND
                                                                        ------------------------------
                                                                            YEARS ENDED  OCTOBER 31,
                                                                            2002               2001
                                                                        ------------       ------------
NET ASSETS AT BEGINNING OF PERIOD..................................     $324,271,618       $252,482,040
                                                                        ------------       ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income...........................................        6,605,336         14,088,762
   Net realized gain on investments sold...........................               --                 --
                                                                        ------------       ------------
     Net increase in net assets resulting from operations..........        6,605,336         14,088,762
                                                                        ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   CLASS I SHARES:

     Net investment income.........................................       (6,605,236)       (14,088,862)
                                                                        ------------       ------------
   CLASS II SHARES:
     Net investment income.........................................              N/A                N/A
                                                                        ------------       ------------
   CLASS III SHARES:
     Net investment income.........................................              N/A                N/A
                                                                        ------------       ------------
       Total Distributions to shareholders.........................       (6,605,236)       (14,088,862)
                                                                        ------------       ------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).................       45,108,957         71,789,678
                                                                        ------------       ------------
   Net increase (decrease) in net assets...........................       45,109,057         71,789,578
                                                                        ------------       ------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A).....................     $369,380,675       $324,271,618
                                                                        ============       ============
(A) Undistributed net investment income............................     $      5,152       $      5,052
                                                                        ============       ============



                                                                                INSTITUTIONAL
                                                                               MONEY MARKET FUND
                                                                        ------------------------------
                                                                           YEARS ENDED  OCTOBER 31,
                                                                             2002             2001
                                                                        --------------  --------------
NET ASSETS AT BEGINNING OF PERIOD..................................     $1,035,644,762  $  511,439,866
                                                                        --------------  --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income...........................................         16,965,915      28,977,057
   Net realized gain on investments sold...........................              6,062           1,378
                                                                        --------------  --------------
     Net increase in net assets resulting from operations..........         16,971,977      28,978,435
                                                                        --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   CLASS I SHARES:

     Net investment income.........................................        (16,500,610)    (28,976,884)
                                                                        --------------  --------------
   CLASS II SHARES:
     Net investment income.........................................           (443,585)           (246)
                                                                        --------------  --------------
   CLASS III SHARES:
     Net investment income.........................................            (21,420)           (227)
                                                                        --------------  --------------
       Total Distributions to shareholders.........................        (16,965,615)    (28,977,357)
                                                                        --------------  --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).................        248,380,701     524,203,818
                                                                        --------------  --------------
   Net increase (decrease) in net assets...........................        248,387,063     524,204,896
                                                                        --------------  --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A).....................     $1,284,031,825  $1,035,644,762
                                                                        ==============  ==============
(A) Undistributed net investment income............................     $          660  $          361
                                                                        ==============  ==============




                                                                           INSTITUTIONAL TREASURY
                                                                              MONEY MARKET FUND
                                                                        ------------------------------
                                                                           YEARS ENDED  OCTOBER 31,
                                                                             2002            2001
                                                                        --------------  --------------
NET ASSETS AT BEGINNING OF PERIOD..................................     $5,422,419,574  $4,829,761,618
                                                                        --------------  --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income...........................................         90,024,175     212,750,163
   Net realized gain on investments sold...........................                469          13,851
                                                                        --------------  --------------
     Net increase in net assets resulting from operations..........         90,024,644     212,764,014
                                                                        --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   CLASS I SHARES:

     Net investment income.........................................        (89,231,939)   (212,410,860)
                                                                        --------------  --------------
   CLASS II SHARES:
     Net investment income.........................................               (819)           (231)
                                                                        --------------  --------------
   CLASS III SHARES:
     Net investment income.........................................           (791,417)       (335,119)
                                                                        --------------  --------------
       Total Distributions to shareholders.........................        (90,024,175)   (212,746,210)
                                                                        --------------  --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).................       (389,069,996)    592,640,152
                                                                        --------------  --------------
   Net increase (decrease) in net assets...........................       (389,069,527)    592,657,956
                                                                        --------------  --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A).....................     $5,033,350,047  $5,422,419,574
                                                                        ==============  ==============
(A) Undistributed net investment income............................     $       67,722  $       53,079
                                                                        ==============  ==============

 --------------------------------------------------------
 (1) For details on share transactions by series, see Statements of Changes in Net Assets -
     Capital Stock Activity on pages 12 and 13.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      10-11

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY


                                                                           INSTITUTIONAL GOVERNMENT
                                                                               MONEY MARKET FUND
                                                                        ------------------------------
                                                                            YEARS ENDED  OCTOBER 31,
                                                                            2002               2001
                                                                        ------------       ------------
DOLLAR AMOUNTS
CLASS I SHARES:
   Sold................................................................ $802,290,869       $720,585,023
   Issued in connection with acquisition (Note 6)......................           --                 --
   Issued to shareholders in reinvestment of dividends ................       48,452            171,391
   Repurchased ........................................................ (757,230,364)      (648,966,736)
                                                                        ------------       ------------
   Net increase (decrease) in shares outstanding ...................... $ 45,108,957       $ 71,789,678
                                                                        ============       ============
CLASS II SHARES:
   Sold ...............................................................          N/A                N/A
   Issued to shareholders in reinvestment of dividends ................          N/A                N/A
   Repurchased ........................................................          N/A                N/A
                                                                        ------------       ------------
   Net increase in shares outstanding .................................          N/A                N/A
                                                                        ============       ============
CLASS III SHARES:
   Sold ...............................................................          N/A                N/A
   Issued in connection with acquisition (Note 6)......................          N/A                N/A
   Issued to shareholders in reinvestment of dividends ................          N/A                N/A
   Repurchased ........................................................          N/A                N/A
                                                                        ------------       ------------
   Net increase in shares outstanding .................................          N/A                N/A
                                                                        ============       ============
SHARE ACTIVITY
CLASS I SHARES:
   Sold ...............................................................  802,290,869        720,585,097
   Issued in connection with acquisition (Note 6)......................           --                 --
   Issued to shareholders in reinvestment of dividends ................       48,452            171,391
   Repurchased ........................................................ (757,230,364)      (648,966,736)
                                                                        ------------       ------------
   Net increase (decrease) in shares outstanding ......................   45,108,957         71,789,752
                                                                        ============       ============
CLASS II SHARES:
   Sold ...............................................................          N/A                N/A
   Issued to shareholders in reinvestment of dividends ................          N/A                N/A
   Repurchased ........................................................          N/A                N/A
                                                                        ------------       ------------
   Net increase in shares outstanding .................................          N/A                N/A
                                                                        ============       ============
CLASS III SHARES:
   Sold ...............................................................          N/A                N/A
   Issued in connection with acquisition (Note 6)......................          N/A                N/A
   Issued to shareholders in reinvestment of dividends ................          N/A                N/A
   Repurchased ........................................................          N/A                N/A
                                                                        ------------       ------------
   Net increase in shares outstanding .................................          N/A                N/A
                                                                        ============       ============





                                                                                INSTITUTIONAL
                                                                               MONEY MARKET FUND
                                                                        ------------------------------
                                                                           YEARS ENDED  OCTOBER 31,
                                                                             2002             2001
                                                                        --------------  --------------
DOLLAR AMOUNTS
CLASS I SHARES:
   Sold................................................................ $4,660,870,880  $4,975,816,153
   Issued in connection with acquisition (Note 6)......................             --     437,128,341
   Issued to shareholders in reinvestment of dividends ................      4,652,321      16,702,315
   Repurchased ........................................................ (4,461,266,624) (4,905,547,457)
                                                                        --------------  --------------
   Net increase (decrease) in shares outstanding ...................... $  204,256,577  $  524,099,352
                                                                        ==============  ==============
CLASS II SHARES:
   Sold ............................................................... $  131,927,103  $       52,000
   Issued to shareholders in reinvestment of dividends ................        443,585             238
   Repurchased ........................................................    (92,942,742)             --
                                                                        --------------  --------------
   Net increase in shares outstanding ................................. $   39,427,946  $       52,238
                                                                        ==============  ==============
CLASS III SHARES:
   Sold ............................................................... $   11,695,652  $       52,000
   Issued in connection with acquisition (Note 6)......................             --              --
   Issued to shareholders in reinvestment of dividends ................         21,386             228
   Repurchased ........................................................     (7,020,860)             --
                                                                        --------------  --------------
   Net increase in shares outstanding ................................. $    4,696,178  $       52,228
                                                                        ==============  ==============
SHARE ACTIVITY
CLASS I SHARES:
   Sold ...............................................................  4,660,870,880   4,975,816,153
   Issued in connection with acquisition (Note 6)......................             --     437,135,341
   Issued to shareholders in reinvestment of dividends ................      4,652,321      16,702,315
   Repurchased ........................................................ (4,461,266,624) (4,905,547,457)
                                                                        --------------  --------------
   Net increase (decrease) in shares outstanding ......................    204,256,577     524,106,352
                                                                        ==============  ==============
CLASS II SHARES:
   Sold ...............................................................    131,927,103          52,000
   Issued to shareholders in reinvestment of dividends ................        443,585             238
   Repurchased ........................................................    (92,942,742)             --
                                                                        --------------  --------------
   Net increase in shares outstanding .................................     39,427,946          52,238
                                                                        ==============  ==============
CLASS III SHARES:
   Sold ...............................................................     11,695,652          52,000
   Issued in connection with acquisition (Note 6)......................             --              --
   Issued to shareholders in reinvestment of dividends ................         21,386             228
   Repurchased ........................................................     (7,020,860)             --
                                                                        --------------  --------------
   Net increase in shares outstanding .................................      4,696,178          52,228
                                                                        ==============  ==============






                                                                             INSTITUTIONAL TREASURY
                                                                               MONEY MARKET FUND
                                                                        --------------------------------
                                                                          YEARS ENDED      OCTOBER 31,
                                                                             2002             2001
                                                                        --------------  ----------------
DOLLAR AMOUNTS
CLASS I SHARES:
   Sold................................................................ $8,627,587,372   $11,370,181,729
   Issued in connection with acquisition (Note 6)......................             --                --
   Issued to shareholders in reinvestment of dividends ................     10,984,123        39,467,149
   Repurchased ........................................................ (9,053,591,616)  (10,861,164,149)
                                                                        --------------   ---------------
   Net increase (decrease) in shares outstanding ...................... $ (415,020,121)  $   548,484,729
                                                                        ==============   ===============
CLASS II SHARES:
   Sold ............................................................... $    1,914,000   $        52,000
   Issued to shareholders in reinvestment of dividends ................            818               232
   Repurchased ........................................................     (1,914,081)               --
                                                                        --------------   ---------------
   Net increase in shares outstanding ................................. $          737   $        52,232
                                                                        ==============   ===============
CLASS III SHARES:
   Sold ............................................................... $  166,813,932   $    92,275,107
   Issued in connection with acquisition (Note 6)......................             --        30,070,054
   Issued to shareholders in reinvestment of dividends ................        763,784           335,783
   Repurchased ........................................................   (141,628,328)      (78,577,753)
                                                                        --------------   ---------------
   Net increase in shares outstanding ................................. $   25,949,388   $    44,103,191
                                                                        ==============   ===============
SHARE ACTIVITY
CLASS I SHARES:
   Sold ...............................................................  8,627,587,291    11,370,181,729
   Issued in connection with acquisition (Note 6)......................             --                --
   Issued to shareholders in reinvestment of dividends ................     10,984,123        39,467,149
   Repurchased ........................................................ (9,053,591,616)  (10,861,164,149)
                                                                        --------------   ---------------
   Net increase (decrease) in shares outstanding ......................   (415,020,202)      548,484,729
                                                                        ==============   ===============
CLASS II SHARES:
   Sold ...............................................................      1,914,000            52,000
   Issued to shareholders in reinvestment of dividends ................            818               232
   Repurchased ........................................................     (1,914,000)               --
                                                                        --------------   ---------------
   Net increase in shares outstanding .................................            818            52,232
                                                                        ==============   ===============
CLASS III SHARES:
   Sold ...............................................................    166,813,932        92,275,107
   Issued in connection with acquisition (Note 6)......................             --        30,092,163
   Issued to shareholders in reinvestment of dividends ................        763,784           335,783
   Repurchased ........................................................   (141,628,328)      (78,577,753)
                                                                        --------------   ---------------
   Net increase in shares outstanding .................................     25,949,388        44,125,300
                                                                        ==============   ===============



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      12-13

--------------------------------------------------------------------------------

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               INCOME FROM
                                               INVESTMENT                 LESS
                                               OPERATIONS             DISTRIBUTIONS
                                              ------------           --------------


                         NET ASSET                                   DISTRIBUTIONS          NET INCREASE
                           VALUE                   NET                 FROM NET              (DECREASE)
                         BEGINNING             INVESTMENT             INVESTMENT               IN NET
                         0F PERIOD             INCOME (A)               INCOME               ASSET VALUE
                         ----------           ------------            ------------          -------------

CLASS I
10/31/02                  $1.00                   $0.02                 $(0.02)                  $--
10/31/01                   1.00                    0.05                  (0.05)                   --
10/31/00                   1.00                    0.06                  (0.06)                   --
10/31/99                   1.00                    0.05                  (0.05)                   --
10/31/98                   1.00                    0.05                  (0.05)                   --




                                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                         ---------------------------------------------------------------------------
                                                                             RATIO OF NET         RATIO OF              RATIO OF
                                                                              INVESTMENT          OPERATING             OPERATING
                        NET ASSET                         NET ASSETS            INCOME            EXPENSES              EXPENSES
                          VALUE                             END OF             INCLUDING          INCLUDING             EXCLUDING
                         END OF            TOTAL            PERIOD          REIMBURSEMENT/     REIMBURSEMENT/        REIMBURSEMENT/
                         PERIOD           RETURN           (IN 000S)            WAIVER             WAIVER                WAIVER
                        ----------       ---------       --------------    ---------------     --------------       ----------------

CLASS I
10/31/02                  $1.00            1.71%           $369,381              1.68%              0.30%                 0.30%
10/31/01                   1.00            4.71%            324,272              4.55%              0.27%                 0.34%
10/31/00                   1.00            6.09%            252,482              5.94%              0.20%                 0.35%
10/31/99                   1.00            4.92%            222,443              4.82%              0.20%                 0.38%
10/31/98                   1.00            5.32%            200,319              5.17%              0.20%                 0.36%

------------------------------------------------

(A)      Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.02, $0.05, $0.06, $0.05 and $0.05, respectively.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                     14-15

--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               INCOME FROM
                                               INVESTMENT                 LESS
                                               OPERATIONS             DISTRIBUTIONS
                                              ------------           --------------


                         NET ASSET                                   DISTRIBUTIONS          NET INCREASE
                           VALUE                   NET                 FROM NET              (DECREASE)
                         BEGINNING             INVESTMENT             INVESTMENT               IN NET
                         0F PERIOD             INCOME (A)               INCOME               ASSET VALUE
                         ----------           ------------            ------------          -------------

CLASS I
10/31/02                   $1.00                   $0.02                 $(0.02)                  $--
10/31/01                    1.00                    0.05                  (0.05)                   --
10/31/00(1)                 1.00                    0.03                  (0.03)                   --
05/31/00                    1.00                    0.05                  (0.05)                   --
05/31/99                    1.00                    0.05                  (0.05)                   --
05/31/98(2)                 1.00                    0.03                  (0.03)                   --

CLASS II
10/31/02                    1.00                    0.02                  (0.02)                   --
10/31/01(3)                 1.00                    0.03                  (0.03)                   --

CLASS III
10/31/02                    1.00                    0.01                  (0.01)                   --
10/31/01(3)                 1.00                    0.02                  (0.02)                   --




                                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                         ---------------------------------------------------------------------------
                                                                             RATIO OF NET         RATIO OF              RATIO OF
                                                                              INVESTMENT          OPERATING             OPERATING
                        NET ASSET                         NET ASSETS            INCOME            EXPENSES              EXPENSES
                          VALUE                             END OF             INCLUDING          INCLUDING             EXCLUDING
                         END OF            TOTAL            PERIOD          REIMBURSEMENT/     REIMBURSEMENT/        REIMBURSEMENT/
                         PERIOD           RETURN           (IN 000S)            WAIVER             WAIVER                WAIVER
                        ----------       ---------       --------------    ---------------     --------------       ----------------

CLASS I
10/31/02                  $1.00             1.72%          $ 1,239,803            1.72%              0.26%                 0.30%
10/31/01                   1.00             4.64%            1,035,540            4.27%              0.30%                 0.31%
10/31/00(1)                1.00             2.68%**            511,440            6.33%*             0.29%*                0.31%*
05/31/00                   1.00             5.43%              696,613            5.35%              0.30%                 0.30%
05/31/99                   1.00             5.10%              516,901            4.93%              0.30%                 0.35%
05/31/98(2)                1.00             5.55%**            302,338            5.36%*             0.27%*                0.42%*

CLASS II
10/31/02                   1.00             1.61%               39,481            1.61%              0.37%                 0.44%
10/31/01(3)                1.00             2.55%**                 52            4.18%*             0.39%*                0.40%*

CLASS III
10/31/02                   1.00             1.51%                4,748            1.53%              0.45%                 0.54%
10/31/01(3)                1.00             2.43%**                 52            4.07%*             0.49%*                0.50%*

-----------------------------------------------
*        Annualized
**       Not Annualized
(1)      The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the
         Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust.
         Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares of the Galaxy
         Institutional Money Market Fund.
(2)      For the period from commencement of operations beginning on November 5, 1997.
(3)      The Fund began offering Class II Shares and Class III Shares on March 1, 2001.
(A)      Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for ClassI Shares for the years ended October 31, 2002 and 2001 and the period ended October 31, 2000 was $0.02, $0.05 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class
         II Shares for the year ended October 31, 2002 and the period ended October 31, 2001 was $0.01 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class III Shares for the year ended October 31, 2002 and the period ended October 31, 2001 was $0.01 and $0.02, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                     16-17

--------------------------------------------------------------------------------
INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               INCOME FROM
                                               INVESTMENT                 LESS
                                               OPERATIONS             DISTRIBUTIONS
                                              ------------           --------------


                         NET ASSET                                   DISTRIBUTIONS          NET INCREASE
                           VALUE                   NET                 FROM NET              (DECREASE)
                         BEGINNING             INVESTMENT             INVESTMENT               IN NET
                         0F PERIOD             INCOME (A)               INCOME               ASSET VALUE
                         ----------           ------------            ------------          -------------

CLASS I
10/31/02                   $1.00                  $0.02                 $(0.02)                  $--
10/31/01                    1.00                   0.05                  (0.05)                   --
10/31/00(1)                 1.00                   0.03                  (0.03)                   --
05/31/00                    1.00                   0.05                  (0.05)                   --
05/31/99                    1.00                   0.05                  (0.05)                   --
05/31/98                    1.00                   0.05                  (0.05)                   --

CLASS II
10/31/02                    1.00                   0.02                  (0.02)                   --
10/31/01(2)                 1.00                   0.02                  (0.02)                   --

CLASS III
10/31/02                    1.00                   0.01                  (0.01)                   --
10/31/01(2)                 1.00                   0.02                  (0.02)                   --



                                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                         ---------------------------------------------------------------------------
                                                                             RATIO OF NET         RATIO OF              RATIO OF
                                                                              INVESTMENT          OPERATING             OPERATING
                        NET ASSET                         NET ASSETS            INCOME            EXPENSES              EXPENSES
                          VALUE                             END OF             INCLUDING          INCLUDING             EXCLUDING
                         END OF            TOTAL            PERIOD          REIMBURSEMENT/     REIMBURSEMENT/        REIMBURSEMENT/
                         PERIOD           RETURN           (IN 000S)            WAIVER             WAIVER                WAIVER
                        ----------       ---------       --------------    ---------------     --------------       ----------------
 CLASS I
10/31/02                  $1.00            1.69%           $4,963,246            1.68%              0.28%                 0.28%
10/31/01                   1.00            4.60%            5,378,265            4.44%              0.28%                 0.29%
10/31/00(1)                1.00            2.64%**          4,829,762            6.24%*             0.27%*                0.29%*
05/31/00                   1.00            5.26%            5,022,306            5.15%              0.30%                 0.30%
05/31/99                   1.00            4.90%            4,346,037            4.79%              0.31%                 0.31%
05/31/98                   1.00            5.36%            4,285,801            5.24%              0.33%                 0.33%

 CLASS II

10/31/02                   1.00            1.57%                   53            1.57%              0.39%                 0.39%
10/31/01(2)                1.00            2.48%**                 52            4.34%*             0.38%*                0.39%*

 CLASS III

10/31/02                   1.00            1.47%               70,051            1.46%              0.50%                 0.53%
10/31/01(2)                1.00            2.43%**             44,102            4.24%*             0.48%*                0.53%*


-----------------------------------------------------------

*        Annualized
**       Not Annualized
(1)      The Fund began operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784
         Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares of the Galaxy
         Institutional Treasury Money Market Fund.
(2)      The Fund began offering Class II Shares and Class III Shares on March 1, 2001.
(A)      Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the years ended October 31, 2002 and 2001 and the period ended October 31, 2000 was $0.02, $0.05 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class
         II Shares for the year ended October 31, 2002 and the period ended October 31, 2001 was $0.02 and $0.02, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class IIIShares for the year ended October 31, 2002 and the period ended October 31, 2001 was $0.01 and $0.02, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                     18-19

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION:

   The Galaxy Fund, a Massachusetts business trust (the "Trust" or "Galaxy"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered thirty-nine managed investment portfolios. The accompanying financial statements and financial highlights are those of the Institutional Government Money Market Fund, Institutional Money Market Fund and Institutional Treasury Money Market Fund (individually, a "Fund," and collectively the "Funds") only.

   Each Fund is authorized to issue three series of shares (Class I Shares, Class II Shares and Class III Shares). Class I Shares, Class II Shares and Class III Shares are substantially the same, except that each series bears the following specific expenses: shareholder servicing fees and/or transfer agency charges. As of the date of this report, the Institutional Government Money Market Fund had not commenced its public offering of Class II Shares and Class III Shares.

2.   SIGNIFICANT ACCOUNTING POLICIES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with accounting principles generally accepted in the United States consistently followed by the Funds in the preparation of their financial statements.

   PORTFOLIO VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the outstanding shares of each series.


   INCOME RECOGNITION: The Trust adopted the provisions of the American Institute of Certified Public Accountants' Audit and Accounting Guide for Investment Companies (the "Guide") effective November 1, 2001. The Guide requires investment companies to amortize premiums and discounts on fixed income securities. Prior to November 1, 2001, the Funds amortized premiums and discounts on money market securities and continue to do so. Accordingly, the adoption of the Guide had no significant effect on the Funds' financial statements.

   DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are determined separately for each series of a Fund and are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

   Income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

   FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is recorded.

   EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

   In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the outstanding shares of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

   REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian or a sub-custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

3.   INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICES AND OTHER FEES

   The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the annual rate of 0.20% of each Fund's average daily net assets. (See Note 4.)

   The Trust and Fleet are also parties to an administration agreement under which Fleet (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion. Prior to July 22, 2002, PFPC Inc. ("PFPC"), a member of PNC Financial Services Group, served as the Trust's administrator and was entitled to receive the same fees that the Administrator is currently entitled to receive. Prior to May 31, 2001, PFPC received administration fees at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion. Effective July 22, 2002, PFPC serves as sub-administrator to the Trust pursuant to an agreement with the Administrator.

   In addition, the Administrator also provides custody administration services pursuant to certain fee arrangements. In accordance with such fee arrangements, the Administrator compensates the Trust's custodian bank, JPMorgan Chase Bank, (formerly known as Chase Manhattan Bank) for its services.

   Colonial Management Associates, Inc. ("CMA"), an affiliate of Fleet, provides the Trust with certain pricing and bookkeeping services pursuant to certain fee arrangements. Prior to July 22, 2002, PFPC provided these pricing and bookkeeping services pursuant to its administration agreement with the Trust and subject to the same fee arrangements. PFPC has agreed to continue to provide certain of these pricing and bookkeeping services pursuant to an agreement with CMA. PFPC also provides transfer agency services to the Funds pursuant to certain fee arrangements.

   Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Fleet, serves as the exclusive distributor of the Trust's shares. Prior to July 22, 2002, PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC, and an indirect wholly-owned subsidiary of PNC Financial Services Group, acted as the exclusive distributor of the Trust's shares. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as the exclusive distributor of the Trust's shares. On January 2, 2001, PFPC Distributors acquired all of the outstanding shares of PDI, and PDI was subsequently merged into PFPC Distributors.

   The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Class II Shares and Class III Shares of the Funds. The Services Plan provides compensation to institutions (including Fleet Bank and its affiliates) which provide administrative and support services to their customers who beneficially own Class II Shares and/or Class III Shares, at aggregate annual rates not to exceed 0.50% and 0.50% of the average daily net assets of the outstanding Class II Shares and Class III Shares, respectively, of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to aggregate annual rates not to exceed (i) 0.15% of the average daily net assets of the outstanding Class II Shares beneficially owned by such customers, and (ii) 0.25% of the average daily net assets of the outstanding Class III Shares beneficially owned by such customers. For the year ended October 31, 2002, the Funds paid fees under the Services Plan as follows:

                                                  SERVICES PLAN
                                                  -------------
FUND                                         CLASS II     CLASS III
----                                         --------     ---------
Institutional Money Market Fund ...........  $  44,245     $  3,699
Institutional Treasury Money Market Fund ..         --      137,453

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

   Class I, Class II and Class III Shares of a Fund bear series-specific transfer agent charges based upon the number of shareholder accounts for each series. Class I Shares of the Funds also bear additional transfer agency fees in order to compensate PFPC for payments made to Fleet Bank, an affiliate of the Investment Advisor, for performing certain sub-account and administrative functions on a per account basis with respect to Class I Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. For the year ended October 31, 2002, transfer agent charges for each series were as follows:

FUND                          CLASS I     CLASS II     CLASS III
----                          -------     --------     ---------
Institutional Government
  Money Market Fund ....... $     5,169   $     N/A    $    N/A
Institutional
  Money Market Fund .......       3,947          56          52
Institutional Treasury
  Money Market Fund .......     101,560          66       1,801

   Certain officers of the Trust are officers of Fleet and its affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings, as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees of the Trust, VIP and Galaxy II is also entitled to additional fees for his services in this capacity. These fees are allocated among the Funds of the Trust, VIP and Galaxy II based on their relative net assets.

   Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

   Expenses for the year ended October 31, 2002 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.


4.   WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

   The Investment Advisor and/or its affiliates and/or PFPC voluntarily agreed to waive a portion of their fees and/or to reimburse certain expenses so that total expenses of the Funds would not exceed certain expense limitations. The Investment Advisor and/or its affiliates and/or PFPC, at their discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at any time. For the year ended October 31, 2002, the Investment Advisor and/or its affiliates and/or PFPC waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                                      EXPENSES
FUND                                  FEES WAIVED    REIMBURSED
----                                  -----------    ----------
Institutional Government
  Money Market Fund..........          $   7,800     $       -
Institutional
  Money Market Fund..........            384,429         4,715
Institutional Treasury
  Money Market Fund..........              7,800        15,763

5.   SHARES OF BENEFICIAL INTEREST

   The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into forty-three classes of shares each consisting of one or more series of shares.

   Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Class II Shares and Class III Shares of a Fund bear the expense of payments under the Services Plan and Class I Shares, Class II Shares and Class III Shares each bear series-specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

   Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

6.   ACQUISITION OF THE PILLAR FUNDS

   At a meeting held on March 1, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Pillar Agreement") providing for the acquisition of The Pillar Funds by the Trust. Pursuant to the Pillar Agreement, (i) all of the assets and liabilities of the Pillar Institutional Select Money Market Fund were transferred to the Galaxy Institutional Money Market Fund in exchange for 437,135,341 Class I Shares of the Galaxy Institutional Money Market Fund and (ii) all of the assets and liabilities of the Pillar U.S. Treasury Securities Plus Money Market Fund were transferred to the Galaxy Institutional Treasury Money Market Fund in exchange for 30,092,163 Class III Shares of the Galaxy Institutional Treasury Money Market Fund. In related transactions, the assets and liabilities of the other Pillar Fund portfolios were transferred to corresponding portfolios of Galaxy and Galaxy II in exchange for shares in such Galaxy and Galaxy II portfolios. The acquisition, which qualified as a tax-free reorganization for federal income tax purposes, was completed on August 27, 2001, following the approval of the reorganization by Pillar Fund shareholders. The following is a summary of the Net Assets, Shares Outstanding and Net Asset Value per share associated with the transaction:


                                                               BEFORE                                       AFTER
                                                             ACQUISITION                                  ACQUISITION
                                          ----------------------------------------------------      ------------------------
                                                  GALAXY               PILLAR INSTITUTIONAL                  GALAXY
                                            INSTITUTIONAL MONEY            SELECT MONEY                INSTITUTIONAL MONEY
                                                MARKET FUND                 MARKET FUND                    MARKET FUND
                                          ----------------------       -----------------------      ------------------------
Net Assets                                  $     741,220,910             $     437,128,341             $   1,178,349,251
Shares Outstanding                                741,283,392                   437,135,341                 1,178,418,733
Net Asset Value, per share                  $              --             $            1.00             $              --
Class I Net Asset Value, per share          $            1.00             $              --             $            1.00

                                                               BEFORE                                       AFTER
                                                             ACQUISITION                                  ACQUISITION
                                          ----------------------------------------------------      ------------------------
                                           GALAXY INSTITUTIONAL        PILLAR U.S. TREASURY            GALAXY INSTITUTIONAL
                                              TREASURY MONEY              SECURITIES PLUS                 TREASURY MONEY
                                                MARKET FUND              MONEY MARKET FUND                  MARKET FUND
                                          ----------------------       -----------------------      ------------------------
Net Assets                                  $   5,295,813,082             $      30,070,054             $   5,325,883,136
Shares Outstanding                              5,295,799,820                    30,092,163                 5,325,891,983
Net Asset Value, per share                  $              --             $            1.00             $              --
Class III Net Asset Value, per share        $            1.00             $              --             $            1.00



7.   RECLASSIFICATION OF ACCOUNTS

   During the year ended October 31, 2002, reclassifications have been made to the Funds' capital accounts to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to reclassifications of distributions. The calculation of net investment income per share in the Financial Highlights excludes these adjustments.

                                            UNDISTRIBUTED    ACCUMULATED
                                           NET INVESTMENT    NET REALIZED
FUND                      PAID-IN CAPITAL      INCOME           LOSS
----                      ---------------      ------           ----
Institutional
  Money Market Fund ......  $         1       $     (1)       $     --
Institutional Treasury
  Money Market Fund ......           --         14,643         (14,643)



8.   DISTRIBUTIONS TO SHAREHOLDERS

   The tax character of distributions paid during 2002 and 2001 was as follows:

                  DISTRIBUTIONS PAID IN 2002   DISTRIBUTIONS PAID IN 2001
                          ORDINARY                     ORDINARY
  FUND                     INCOME                       INCOME
  ----                     ------                       ------
Institutional Government
  Money Market Fund..... $6,605,236                  $14,088,862
Institutional Money
  Market Fund........... 16,965,615                   28,977,357
Institutional Treasury
  Money Market Fund..... 90,024,175                  212,746,210

   There are no significant differences between the distributions to shareholders shown in the Statement of Changes in Net Assets and the tax basis distributions shown above.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

   As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                     CAPITAL LOSS     UNDISTRIBUTED
FUND                                 CARRYFORWARDS   ORDINARY INCOME
----                                 -------------   ---------------
Institutional Government
  Money Market Fund..........          $ (5,154)     $ 502,570
Institutional
  Money Market Fund..........                 --     1,362,628
Institutional Treasury
  Money Market Fund..........                 --     5,696,695

9.   CAPITAL LOSS CARRYFORWARDS

   As of October 31, 2002, the following Fund had capital loss carryforwards:

FUND                                    AMOUNT       EXPIRATION
----                                  ----------    ------------
Institutional Government
  Money Market Fund..........          $   5,154          2004



10.   TAX INFORMATION (UNAUDITED)

   During the fiscal year ended October 31, 2002, the following Funds earned income from direct obligations of the U.S. Government:

                                 U.S. GOVERNMENT
FUND                                 INCOME
----                                 ------
Institutional Government
  Money Market Fund ..............    26.79%
Institutional Money Market Fund ..     8.16%
Institutional Treasury
  Money Market Fund ..............    43.17%

   Appropriate tax information detailing U.S. Government income percentages on a calendar year basis will accompany each shareholder's year-end tax statement. As each state's rules on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment.

11.  TRUSTEES AND OFFICERS INFORMATION (UNAUDITED)

   The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and Galaxy's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees." Galaxy's Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling Galaxy toll-free at 1-866-840-5469.


                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                                      TERM OF OFFICE                              FUND COMPLEX3
NAME, ADDRESS       POSITION(S) HELD   AND LENGTH OF   PRINCIPAL OCCUPATION(S)      OVERSEEN         OTHER DIRECTORSHIPS
AND AGE1               WITH GALAXY     TIME SERVED2      DURING PAST 5 YEARS       BY TRUSTEE          HELD BY TRUSTEE4
--------               ------------    ------------      --------------------      ----------          ----------------

INDEPENDENT TRUSTEES
--------------------
Dwight E. Vicks, Jr.3   Chairman &      Since 4/2/86   Chairman & Director, Vicks      52         Director, Utica First Insurance
Age 69                    Trustee                      Lithograph & Printing                      Company; Director, SBU Bank;
                                                       Corporation (book                          Director, Partners Trust Financial
                                                       manufacturing).                            Group; Director, Monitor Life
                                                                                                  Insurance Company; Director,
                                                                                                  Commercial Travelers Mutual
                                                                                                  Insurance Company.

Louis DeThomasis         Trustee       Since 7/24/86   President, Saint Mary's         52                   None
Age 62                                                 University of Minnesota.

Kenneth A Froot5         Trustee       Since 12/5/00   Professor of Finance,           52                   None
Age 45                                                 Harvard University.

James M. Seed            Trustee       Since 5/26/88   President, The Astra Ventures,  52         Chairman and Director, Fisher-Watt
Age 61                                                 Incorporated (oil and gas                  Gold Co.; Director, XSCI, Inc.
                                                       exploration; private equity).


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN
                                      TERM OF OFFICE                                       FUND COMPLEX3
NAME, ADDRESS       POSITION(S) HELD   AND LENGTH OF   PRINCIPAL OCCUPATION(S)               OVERSEEN         OTHER DIRECTORSHIPS
AND AGE1               WITH GALAXY     TIME SERVED2      DURING PAST 5 YEARS                BY TRUSTEE          HELD BY TRUSTEE4
--------               ------------    ------------      --------------------               ----------          ----------------

INTERESTED TRUSTEE
------------------

John T. O'Neill6         Trustee       Since 2/25/88   Private Investor; Executive Vice          52                   None
Age 58                                                 President and Chief Financial Officer,
                                                       Hasbro, Inc. (toy and game
                                                       manufacturer) until December 1999.

OFFICERS
--------
Keith T. Banks7         President      Since 9/5/02    Chief Investment Officer and Chief        N/A                   N/A
590 Madison Avenue,                                    Executive Officer, Columbia
36th Floor                                             Management Group, Inc., since
Mail Stop NY EH 30636A                                 August 2000; Managing Director and
New York, NY  10022                                    Head of U.S. Equity, J.P. Morgan
Age 46                                                 Investment Management, from
                                                       November 1996 to August 2000.

Joseph R. Palombo8   Vice President    Since 9/5/02    Chief Operating Officer, Columbia         N/A                   N/A
One Financial Center                                   Management Group, Inc., since
Boston, MA  02111                                      November 2001; Chief Operations
Age 48                                                 Officer of Mutual Funds, Liberty
                                                       Financial Companies, Inc., from
                                                       August 2000 to November 2001;
                                                       Executive Vice President, Stein
                                                       Roe & Farnham Incorporated,
                                                       since April 1999 and Director
                                                       since September 2000; Executive
                                                       Vice President and Director,
                                                       Col0nial Management Associates,
                                                       Inc., since April 1999;
                                                       Executive Vice President and
                                                       Chief Administrative Officer,
                                                       Liberty Funds Group, LLC, since
                                                       April 1999; Trustee and
                                                       Chairman of the Board, the
                                                       Stein Roe Family of Funds,
                                                       since October 2000; Manager,
                                                       Stein Roe Floating Rate Limited
                                                       Liability Company, since
                                                       October 2000; Vice President,
                                                       the Liberty Funds, from April
                                                       1999 to August 2000; Chief
                                                       Operating Officer and Chief
                                                       Compliance Officer, Putnam
                                                       Mutual Funds, from December
                                                       1993 to March 1999.

Glen P. Martin9      Vice President    Since 9/5/02    Director, Strategy and Product             N/A                   N/A
One Financial Center                                   Management Division, and Senior
Boston, MA  02111                                      Vice President, Columbia
Age 43                                                 Management Group, Inc., since
                                                       March 2002; Interim Managing
                                                       Director, Mutual Fund Division,
                                                       and Senior Vice President,
                                                       Fleet Asset Management, from
                                                       April 2001 to March 2002;
                                                       Director, Product Development
                                                       and Marketing and Senior Vice
                                                       President, Fleet Investment
                                                       Management, from 1999 to April
                                                       2001; Investment Marketing
                                                       Manager and Vice President,
                                                       Fleet Investment Management,
                                                       from 1997 to 1999.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN
                                      TERM OF OFFICE                                       FUND COMPLEX3
NAME, ADDRESS       POSITION(S) HELD   AND LENGTH OF   PRINCIPAL OCCUPATION(S)               OVERSEEN         OTHER DIRECTORSHIPS
AND AGE1               WITH GALAXY     TIME SERVED2      DURING PAST 5 YEARS                BY TRUSTEE          HELD BY TRUSTEE4
--------               ------------    ------------      --------------------               ----------          ----------------

Vicki L. Benjamin10 Chief Accounting   Since 9/5/02    Vice President, Liberty Funds            N/A                   N/A
One Financial Center  Officer and                      Group, LLC, since April 2001;
Boston, MA  02111     Controller                       Vice President, Corporate
Age 40                                                 Audit, State Street Bank and
                                                       Trust Company, from May 1998 to
                                                       April 2001; Senior Audit
                                                       Manager, Coopers & Lybrand,
                                                       LLP, from July 1997 to May
                                                       1998; Audit Manager, Coopers &
                                                       Lybrand, LLP, from July 1994 to
                                                       June 1997.


J. Kevin Connaughton11  Treasurer      Since 9/5/02    Senior Vice President, Liberty       N/A                   N/A
One Financial Center                                   Funds Group, LLC, since January
Boston, MA  02111                                      2001; Vice President, Liberty
Age 37                                                 Funds Group, LLC, from April
                                                       2000 to January 2001; Vice
                                                       President, Colonial Management
                                                       Associates, Inc., from February
                                                       1998 to October 2000; Senior
                                                       Tax Manager, Coopers & Lybrand,
                                                       LLP, from April 1996 to January
                                                       1998.


W. Bruce McConnel12     Secretary      Since 4/3/86    Partner of the law firm Drinker      N/A                   N/A
One Logan Square                                       Biddle & Reath LLP.
18th & Cherry Streets
Philadelphia, PA 19103
Age 59

------------------------------------------------------------------

1.     Each trustee may be contacted by writing to the trustee, c/o The Galaxy Fund, One Financial Center, Boston, Massachusetts
       02111, Attn: Glen P. Martin.
2.     Each trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with Galaxy's
       Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (d) Galaxy terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with Galaxy's Code of Regulations; or (c) Galaxy terminates.
3.     The "Fund Complex" consists of all registered investment companies for which Fleet or any of its affiliates serves as investment adviser, including Galaxy, The Galaxy VIP Fund and Galaxy Fund II. In addition to Galaxy (39 open-end investment company portfolios), each trustee also serves as a trustee of The Galaxy VIP Fund (8 open-end investment company portfolios) and Galaxy Fund II (5 open-end investment company portfolios). In addition to Galaxy, Mr. Vicks also serves as Chairman of The Galaxy VIP Fund and Galaxy Fund II.
4.     Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
5.     Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National Bank, an affiliate of Fleet. On June 26, 2000, the Boston 1784 Funds were reorganized into Galaxy.
6.     Mr. O'Neill is considered to be an Interested Trustee because he owns securities issued by FleetBoston Financial
       Corporation.
7.     Mr. Banks also serves as President of The Galaxy VIP Fund, Galaxy Fund II and the Liberty Family of Funds ("Liberty
       Funds"). The Liberty Funds consist of 53 open-end and 9 closed-end investment company portfolios.
8.     Mr. Palombo also serves as Vice President of The Galaxy VIP Fund and Galaxy Fund II.
9.     Mr. Martin also serves as Vice President of The Galaxy VIP Fund and Galaxy Fund II.
10.    Ms. Benjamin also serves as Chief Accounting Officer and Controller of The Galaxy VIP Fund, Galaxy Fund II, the Liberty
       Funds and the Liberty All-Star Family of Funds ("Liberty All-Star Funds"). The Liberty All-Star Funds consist of 2 closed-end investment company portfolios.
11.    Mr. Connaughton also serves as Treasurer of The Galaxy VIP Fund, Galaxy Fund II, the Liberty Funds, the Liberty All-Star
       Funds and the Stein Roe Family of Funds ("Stein Roe Funds"). The Stein Roe Funds consist of 40 open-end investment company portfolios and 1 limited liability company.
12.    Mr. McConnel also serves as Secretary of The Galaxy VIP Fund and Galaxy Fund II.

12.  SUBSEQUENT EVENT - CHANGE IN CUSTODIAN (UNAUDITED)

  On November 1, 2002, the Trust entered into a Custodian Services Agreement with PFPC Trust Company ("PFPC Trust"), an affiliate of PFPC, pursuant to which PFPC Trust will replace JPMorgan Chase Bank as the custodian for the Funds and the Trust's other money market funds. The Custodian Services Agreement is expected to become effective with respect to the Funds on January 1, 2003.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of The Galaxy Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund (three of the portfolios comprising The Galaxy Fund) (collectively, the "Funds"), as of October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and for the Galaxy Institutional Government Money Market Fund, the financial highlights for each of the four years in the period ended October 31, 2002, and for the Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund, the financial highlights for each of the two years in the period ended October 31, 2002 and for the period from June 1, 2000 to October 31, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1998 for the Galaxy Institutional Government Money Market Fund were audited by other auditors whose report dated December 23, 1998 expressed an unqualified opinion on those financial highlights. The financial highlights for each of the three years in the period ended May 31, 2000 for the Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund were audited by other auditors whose report, dated July 17, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund portfolios of The Galaxy Fund at October 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
December 12, 2002

                                                               [GRAPHIC OMITTED]
                                                        ERNST AND YOUNG LOGO ART

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

LOGO OMITTED [GALAXY FUNDS]

4400 Computer Drive                                     ----------------------
P.O. Box 5108                                              PRESORTED
Westborough, MA 01581-5108                                 STANDARD
                                                           POSTAGE PAID
                                                           PERMIT NO. 105
                                                           NORTH READING, MA
                                                        ----------------------





AINSMM (01/01/03) 02/2824